Offerings - Offering: 1	Mar. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	4,276,814
Proposed Maximum Offering Price per Unit	41.63
Maximum Aggregate Offering Price	$ 178,043,766.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,587.84
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Miami International Holdings, Inc. (the "Registrant") common stock that become issuable under the 2022 Equity Incentive Plan in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration that increases the number of the outstanding shares of the Registrant's common stock. 1b. Pursuant to Rules 457(c) and (h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of the registration fee and are based on the average of the high and low sales price, $43.26 and $40.00, respectively, on March 2, 2026 (which is within five business days prior to the date of filing of this Registration Statement). 1c. The Registrant does not have any fee offsets.